================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number 811-21195

O'Connor Fund of Funds: Long/Short Strategies LLC(formerly,UBS M2 Fund,L.L.C.)
------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                          299 Park Avenue, 29th Floor
                              New York, NY  10171
              ---------------------------------------------------
              (Address of principal executive offices) (Zip code)

                              James M. Hnilo, Esq.
                UBS Alternative and Quantitative Investments LLC
                       One North Wacker Drive, 32nd Floor
                            Chicago, Illinois  60606
                ------------------------------------------------
                    (Name and address of agent for service)

     Registrant's telephone number, including area code: (312) 525-5000

                     Date of fiscal year end:  December 31

                    Date of reporting period:  June 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

================================================================================

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

               O'CONNOR FUND OF FUNDS: LONG/SHORT STRATEGIES LLC
                         (FORMERLY UBS M2 FUND, L.L.C.)
                              FINANCIAL STATEMENTS
                                  (UNAUDITED)

                               SEMI-ANNUAL REPORT
                  PERIOD FROM JANUARY 1, 2011 TO JUNE 30, 2011

               O'CONNOR FUND OF FUNDS: LONG/SHORT STRATEGIES LLC
                         (FORMERLY UBS M2 FUND, L.L.C.)
                              FINANCIAL STATEMENTS
                                  (UNAUDITED)

                               SEMI-ANNUAL REPORT
                  PERIOD FROM JANUARY 1, 2011 TO JUNE 30, 2011

                                    CONTENTS

Statement of Assets, Liabilities and Members' Capital                1

Statement of Operations                                              2

Statements of Changes in Members' Capital                            3

Statement of Cash Flows                                              4

Financial Highlights                                                 5

Notes to Financial Statements                                        6

Schedule of Portfolio Investments                                    15

 O'Connor Fund of Funds: Long/Short Strategies LLC (FORMERLY UBS M2 FUND,L.L.C.)


                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                                                                     (UNAUDITED)

                                                                                   JUNE 30, 2011
-------------------------------------------------------------------------------------------------
ASSETS
Investments in Investment Funds, at fair value (cost $301,933,761)                $   350,361,715
Cash and cash equivalents                                                               6,682,946
Receivable from Investment Funds                                                      144,369,375
Advanced subscriptions in Investment Funds                                              5,000,000
Other assets                                                                              118,828
-------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                          506,532,864
-------------------------------------------------------------------------------------------------
LIABILITIES
Withdrawals payable                                                                    88,598,596
Subscriptions received in advance                                                       1,070,975
Investment Management Fee payable                                                         614,302
Professional fees payable                                                                 244,688
Management Fee payable                                                                    127,097
Administration fee payable                                                                 83,087
Loan interest payable                                                                      23,415
Directors' fees payable                                                                    12,068
Custody fee payable                                                                         1,000
Other liabilities                                                                         265,487
-------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                      91,040,715
-------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL                                                                  $   415,492,149
-------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                                         $   367,064,195
-------------------------------------------------------------------------------------------------
Accumulated net unrealized appreciation/(depreciation) on investments in
 Investment Funds                                                                      48,427,954
-------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL                                                                  $   415,492,149
-------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

O'CONNOR FUND OF FUNDS: LONG/SHORT STRATEGIES LLC (FORMERLY UBS M2 FUND, L.L.C.)

                                                                                                STATEMENT OF OPERATIONS
                                                                                                             (UNAUDITED)

                                                                            PERIOD FROM JANUARY 1, 2011 TO JUNE 30, 2011
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest                                                                                                $         3,780
------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                                                           3,780
------------------------------------------------------------------------------------------------------------------------
EXPENSES
Investment Management Fee                                                                                     3,646,341
Management Fee                                                                                                  754,415
Administration fee                                                                                              290,071
Professional fees                                                                                               234,910
Loan commitment fees                                                                                             96,653
Loan interest                                                                                                    38,241
Directors' fees                                                                                                  28,152
Custody fee                                                                                                       7,419
Printing, insurance and other expenses                                                                          272,790
------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                                                5,368,992
------------------------------------------------------------------------------------------------------------------------
Administration and custody fees waived                                                                          (40,850)
NET EXPENSES                                                                                                  5,328,142
------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                                                          (5,324,362)
------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from investments in Investment Funds                                                37,622,909
Net change in unrealized appreciation/depreciation on investments in Investment Funds                       (32,853,029)
------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS                                                      4,769,880
------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                                                $      (554,482)
------------------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

O'CONNOR FUND OF FUNDS: LONG/SHORT STRATEGIES LLC (FORMERLY UBS M2 FUND,L.L.C.)

                                                                                STATEMENTS OF CHANGES IN MEMBERS' CAPITAL

                                 YEAR ENDED DECEMBER 31, 2010 AND PERIOD FROM JANUARY 1, 2011 TO JUNE 30, 2011 (UNAUDITED

                                                               ADVISER          MEMBERS                  TOTAL
-------------------------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL AT JANUARY 1, 2010                            $  18,733        $ 570,833,108            $   570,851,841

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
Net investment income/(loss)                                       (109)         (11,343,964)                (11,344,073)
Net realized gain/(loss) from investments in Investment
Funds                                                               799           22,876,573                   22,877,372
Net change in unrealized appreciation/depreciation on
investments in Investment Funds                                     513           12,720,952                   12,721,465
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
DERIVED FROM OPERATIONS                                           1,203           24,253,561                   24,254,764
-------------------------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL TRANSACTIONS
Members' subscriptions                                                -           34,993,933                   34,993,933
Members' withdrawals                                                  -         (133,547,720)                (133,547,720)
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
DERIVED FROM CAPITAL TRANSACTIONS                                     -          (98,553,787)                 (98,553,787)
-------------------------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL AT DECEMBER 31, 2010                          $ 19,936        $ 496,532,882             $    496,552,818
-------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
Net investment income/(loss)                                        (86)          (5,324,276)                   (5,324,362)
Net realized gain/(loss) from investments in Investment
Funds                                                              3,143          37,619,766                    37,622,909
Net change in unrealized appreciation/depreciation on
investments in Investment Funds                                   (3,165)        (32,849,864)                  (32,853,029)
---------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
DERIVED FROM OPERATIONS                                             (108)           (554,374)                     (554,482)
---------------------------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL TRANSACTIONS
Adviser and Members' subscriptions                                31,532           8,060,877                      8,092,409
Members' withdrawals                                                   -          (88,598,596)                 (88,598,596)
---------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
DERIVED FROM CAPITAL TRANSACTIONS                                 31,532          (80,537,719)                 (80,506,187)
---------------------------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL AT JUNE 30, 2011                              $  51,360      $   415,440,789            $      415,492,149
---------------------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

O'CONNOR FUND OF FUNDS: LONG/SHORT STRATEGIES LLC (FORMERLY UBS M2 FUND,L.L.C.)

                                                                                        STATEMENT OF CASH FLOWS
                                                                                                    (UNAUDITED)

                                                                   PERIOD FROM JANUARY 1, 2011 TO JUNE 30, 2011
---------------------------------------------------------------------------------------------------------------


CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in members' capital derived from operations                                         $    (554,482)
Adjustments to reconcile net decrease in member's capital derived from operations to net cash provided by operating activities:
 Purchases of investments in Investment Funds                                                     (110,529,851)
 Proceeds from disposition of investments in Investment Funds                                      213,477,786
 Net realized (gain)/loss from investments in Investment Funds                                     (37,622,909)
 Net change in unrealized appreciation/depreciation on investments in Investment Funds              32,853,029
 Changes in assets and liabilities:
 (Increase) decrease in assets:
  Advanced subscriptions in Investment Funds                                                        17,528,422
  Interest receivable                                                                                    1,148
  Receivable from Investment Funds                                                                 (45,685,274)
  Other assets                                                                                         (39,476)
 Increase (decrease) in liabilities:
  Administration fee payable                                                                           (60,087)
  Custody fee payable                                                                                     (350)
  Directors' fees payable                                                                               12,068
  Investment Management Fee payable                                                                    (59,517)
  Management Fee payable                                                                               (12,314)
  Professional fees payable                                                                             13,808
  Other liabilities                                                                                    120,123
--------------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                                                           69,442,124

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Adviser's subscriptions                                                                   31,532
Proceeds from Members' subscriptions, including change in subscriptions received in
  advance                                                                                            7,868,781
Payments on Members' withdrawals, including change in withdrawals payable                          (78,299,654)
Proceeds from loan                                                                                  50,000,000
Principal payment on loan                                                                          (51,500,000)
Loan interest                                                                                           23,269
--------------------------------------------------------------------------------------------------------------
NET CASH USED IN FINANCING ACTIVITIES                                                              (71,876,072)

Net decrease in cash and cash equivalents                                                           (2,433,948)
Cash and cash equivalents--beginning of period                                                       9,116,894
--------------------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS--END OF PERIOD                                                         $   6,682,946
--------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
  Interest paid                                                                                  $      14,972
--------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

O'CONNOR FUND OF FUNDS: LONG/SHORT STRATEGIES LLC (FORMERLY UBS M2 FUND, L.L.C.)
                                                            FINANCIAL HIGHLIGHTS

                                                                   JUNE 30, 2011

The following represents the ratios to average members' capital and other supplemental information for all Members, excluding the Adviser, for the periods indicated.

An individual Member's ratios and returns may vary from the below based on the timing of capital transactions.

                                  PERIOD FROM
                                  JANUARY 1,
                                 2011 TO JUNE                             YEARS ENDED DECEMBER 31,
                                  30, 2011                            -------------------------------
                                  (UNAUDITED)        2010               2009               2008             2007          2006
                                 -------------      -----------        ------------       -----------       ----------   --------
Ratio of net investment loss to
average members' capital (a),(b)       (2.14%)(c)          (2.01%)            (1.96%)       (1.94%)            (1.80%)     (1.93%)

Ratio of gross expenses to
average members' capital (a),(b)        2.16%(c)            2.02%              1.97%         2.00%              1.98%        2.02%

Ratio of administration and
custody fees waived to average
members' capital (a),(b),(d)           (0.02%)(c)           0.00%(e)           0.00%         0.00%              0.00%        0.00%
Ratio of net expenses to
average members' capital (a),(b)        2.14%(c)            2.02%              1.97%         2.00%              1.98%        2.02%
Portfolio turnover rate                24.31%              17.80%             21.46%        36.36%             16.21%        8.28%
Total return (f)                       (0.11%)              4.90%             12.70%       (23.14%)            14.26%       10.88%
Average debt ratio (a)                  0.92%               0.00%(e)           0.00%         0.10%              0.21%        0.18%
Members' capital at end of
period (including the Adviser) $ 415,492,149       $ 496,552,818      $ 570,851,841  $658,843,363    $ 1,106,094,298 $ 819,802,186


---------------
a The average members' capital used in the above ratios is calculated using pre-tender members' capital, excluding the Adviser.

b Ratios of net investment loss and gross/net expenses to average members' capital do not include the impact of expenses and incentive allocations or incentive fees related to the underlying Investment Funds.

c    Annualized.

d The administration and custody fees waiver was effective November 1, 2010. Therefore, the ratio of administration and custody fees waived was not applicable for the years ended December 31, 2006 through December 31, 2009.

e    Less than 0.005%.

f Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total return for periods less than a full year are not annualized.


   The accompanying notes are an integral part of these financial statements.

O'CONNOR FUND OF FUNDS: LONG/SHORT STRATEGIES LLC (FORMERLY UBS M2 FUND, L.L.C.)

                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)

                                                                   JUNE 30, 2011

1.   ORGANIZATION

     O'Connor Fund of Funds: Long/Short Strategies LLC (formerly
     UBS M2 Fund, L.L.C.) (the "Fund") was organized as a limited liability company under the laws of Delaware on August 13, 2001 and commenced operations on February 1, 2003. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's investment objective is to seek capital appreciation over the long-term. The Fund is a multi-manager fund that seeks to achieve its objective by deploying its assets among a select group of portfolio managers who primarily employ long/short equity strategies, including those involving foreign issuers. Generally, such portfolio managers conduct their investment programs through unregistered investment funds (collectively, the "Investment Funds"), in which the Fund invests as a limited partner, member or shareholder along with other investors.

     The Fund's Board of Directors (the "Directors") have overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business.

     The Directors have engaged UBS Alternative and Quantitative Investments LLC ("UBS A&Q", the "Adviser" and, when providing services under the Administration Agreement, the "Administrator"), a Delaware limited liability company, to provide investment advice regarding the selection of Investment Funds and to be responsible for the day-to-day management of the Fund. The Adviser is a wholly owned subsidiary of UBS AG and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

     Initial and additional applications for interests by eligible investors may be accepted at such times as the Directors may determine and are generally accepted monthly. The Directors reserve the right to reject any application for interests in the Fund.

     The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. Members can only transfer or assign their membership interests or a portion thereof (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the written approval of the Directors, which may be withheld in their sole and absolute discretion. Such transfers may be made even if the balance of the capital account to such transferee is equal to or less than the transferor's initial capital contribution.

O'CONNOR FUND OF FUNDS: LONG/SHORT STRATEGIES LLC (FORMERLY UBS M2 FUND, L.L.C.)

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2011

2.   NEW ACCOUNTING PRONOUNCEMENTS

     In May 2011, the Financial Accounting Standards Board ("FASB") issued Codification Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs ("ASU 2011-04"). ASU 2011-04 requires disclosure of all transfers between Level 1 and Level 2 of the fair value hierarchy and the reasons for those transfers. In addition, ASU 2011-04 expands the qualitative and quantitative fair value disclosure requirements for fair value measurements categorized in Level 3 of the fair value hierarchy and requires a description of the valuation processes in place and a description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs if a change in those inputs would result in a significantly different fair value measurement. ASU 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. The adoption of the ASU 2011-04 is currently being assessed but is not expected to have a material impact on the Fund's financial statements.

3.   SIGNIFICANT ACCOUNTING POLICIES

     A. PORTFOLIO VALUATION

     The Fund values its investments at fair value, in accordance with U.S. generally accepted accounting principles ("GAAP"), which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

     Various inputs are used in determining the fair value of the Fund's investments which are summarized in the three broad levels listed below.

     LEVEL 1-- quoted prices in active markets for identical securities

     LEVEL 2-- fair value of investments in Investment Funds with the ability to redeem at net asset value as of the measurement date, or within one year of the measurement date

     LEVEL 3-- fair value of investments in Investment Funds that do not have the ability to redeem at net asset value within one year of the measurement date

     The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. All transfers into and out of Level 3 can be found in the Level 3 reconciliation table within the Schedule of Portfolio Investments.

     GAAP provides guidance in determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity for such asset or liability (or similar assets or liabilities). GAAP also provides guidance on identifying

O'CONNOR FUND OF FUNDS: LONG/SHORT STRATEGIES LLC (FORMERLY UBS M2 FUND, L.L.C.)

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2011

3.   SIGNIFICANT  ACCOUNTING  POLICIES  (CONTINUED)

     A. PORTFOLIO  VALUATION  (CONTINUED)

     circumstances that indicate a transaction with regards to such an asset or liability is not orderly. In its consideration, the Fund must consider inputs and valuation techniques used for each class of assets and liabilities. Judgment is used to determine the appropriate classes of assets and liabilities for which disclosures about fair value measurements are provided. Fair value measurement disclosures for each class of assets and liabilities requires greater disaggregation than the Fund's line items in the Statement of Assets, Liabilities and Members' Capital. The Fund determines the appropriate classes for those disclosures on the basis of the nature and risks of the assets and liabilities and their classification in the fair value hierarchy (i.e., Levels 1, 2, and 3).

     For assets and liabilities measured at fair value on a recurring basis during the period, the Fund provides quantitative disclosures about the fair value measurements separately for each class of assets and liabilities, as well as a reconciliation of beginning and ending balances of Level 3 assets and liabilities broken down by class.

     The following is a summary of the investment strategies and any restrictions on the liquidity provisions of the investments in Investment Funds held in the Fund as of June 30, 2011. Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of June 30, 2011. Effective June 30, 2011, the Fund used the following categories to classify its Investment Funds.

     The Investment Funds in the equity hedged strategy generally utilize fundamental analysis to invest in publicly traded equities investing in both long and short positions seeking to capture perceived security mispricings. Portfolio construction is driven primarily by bottom-up fundamental research; top-down analysis may also be applied. Investment Funds within this strategy are generally subject to 30 - 125 day redemption notice periods. Investment Funds representing approximately 3 percent of the fair value of the investments in this strategy are side pockets or liquidating trusts where the liquidation of assets is expected over the next 36 months. The remaining approximately 97 percent of the Investment Funds are available to be redeemed with no restrictions, as of the measurement date.

     The Investment Funds in the trading strategy are generally top-down in nature and often driven by econometric and macroeconomic research. These strategies may utilize financial instruments, such as foreign exchange, equities, rates, sovereign debt, currencies, and commodities to express a manager's view. In executing different approaches, managers may use either fundamental or

O'CONNOR FUND OF FUNDS: LONG/SHORT STRATEGIES LLC (FORMERLY UBS M2 FUND, L.L.C.)

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2011

3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A. PORTFOLIO VALUATION (CONTINUED)

     quantitative models or a combination of both. Investment Funds within this strategy are generally subject to 60 - 90 day redemption notice periods and are available to be redeemed with no restrictions, as of the measurement date.

     A detailed depiction of each investment in the portfolio by investment strategy, including any additional liquidity terms and other restrictions, as well as a breakdown of the portfolio into the fair value measurement levels, can be found in the tables within the Schedule of Portfolio Investments.

     Net asset value of the Fund is determined by or at the direction of the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors. The Fund's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memorandums, as appropriate. The Fund's investments in Investment Funds are carried at fair value. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers or pursuant to the Investment Funds' agreements. The Fund's valuation procedures require the Adviser to consider all relevant information available at the time the Fund values its portfolio. The Adviser has assessed factors including, but not limited to the individual Investment Funds' compliance with fair value measurements, price transparency and valuation procedures in place, and subscription and redemption activity. The Adviser and/or the Directors will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its net asset value as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund's financial statements. (See Schedule of Portfolio Investments).

     The fair value relating to certain underlying investments of these Investment Funds, for which there is no ready market, has been estimated by the respective Investment Funds' management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed. These differences could be material.

     It is unknown on an aggregate basis whether the Investment Funds held any investments whereby the Fund's proportionate share exceeded 5% of the Fund's net assets at June 30, 2011. The fair value of the Fund's assets and liabilities which qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets, Liabilities and Members' Capital.

O'CONNOR FUND OF FUNDS: LONG/SHORT STRATEGIES LLC (FORMERLY UBS M2 FUND, L.L.C.)

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2011
3.   SIGNIFICANT  ACCOUNTING  POLICIES  (CONTINUED)

     B. INVESTMENT  TRANSACTIONS  AND  INCOME  RECOGNITION

        The Fund accounts for realized gains and losses from Investment Fund transactions based on the pro-rata ratio of the fair value and cost of the underlying investment at the date of redemption. Interest income and expenses are recorded on the accrual basis.

     C. FUND  EXPENSES

     The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; interest expense; offering and organization costs; due diligence, including travel and related expenses; expenses of meetings of Directors; all costs with respect to communications to Members; and other types of expenses approved by the Directors.

     D. INCOME  TAXES

     The Fund has reclassified $5,324,362 and $37,622,909 from accumulated net investment loss and accumulated net realized gain from investments in Investment Funds, respectively, to net capital contributions during the six month period ended June 30, 2011. The reclassification was to reflect, as an adjustment to net contributions, the amount of estimated taxable income or loss that have been allocated to the Fund's Members as of June 30, 2011 and had no effect on members' capital.

     The Fund files income tax returns in the U.S. federal jurisdiction and applicable states. Management has analyzed the Fund's tax positions taken on its federal and state income tax returns for all open tax years, and has concluded that no provision for federal or state income tax is required in the Fund's financial statements. The Fund's federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. For the six month period ended June 30, 2011, the Fund did not incur any interest or penalties.

     Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

O'CONNOR FUND OF FUNDS: LONG/SHORT STRATEGIES LLC (FORMERLY UBS M2 FUND, L.L.C.)

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2011
3. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   E. CASH AND CASH EQUIVALENTS

   Cash and cash equivalents consist of monies held in custodial accounts. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

   F. USE OF ESTIMATES

   The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in members' capital from operations during the reporting period. Actual results could differ from those estimates.

4. RELATED PARTY TRANSACTIONS

   The Adviser provides investment advisory services to the Fund pursuant to an Investment Management Agreement. Pursuant to that agreement, the Fund pays the Adviser a monthly fee (the "Investment Management Fee") at the annual rate of 1.45% of the Fund's members' capital, excluding the capital account attributable to the Adviser.

   The Administrator provides certain administrative services to the Fund, including, among other things, providing office space and other support services. In consideration for such services, the Fund pays the Administrator a monthly fee (the "Management Fee") at an annual rate of 0.30% of the Fund's members' capital, excluding the capital account attributable to the Adviser. The Management Fee and the Investment Management Fee will be paid to the Adviser out of the Fund's assets and debited against the Members' capital accounts, excluding the capital account attributable to the Adviser. A portion of the Investment Management Fee and the Management Fee is paid by UBS A&Q to its affiliates.

   UBS Financial Services Inc. ("UBS FSI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and bears its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

O'CONNOR FUND OF FUNDS: LONG/SHORT STRATEGIES LLC (FORMERLY UBS M2 FUND, L.L.C.)

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2011

4.   RELATED PARTY TRANSACTIONS (CONTINUED)

     The net increase or decrease in members' capital derived from operations (net income or loss) is allocated to the capital accounts of all Members on a pro-rata basis, other than the Investment Management Fee and the Management Fee which are similarly allocated to all Members other than the Adviser or Administrator as described above.

     Each Director of the Fund receives an annual retainer of $8,250 plus a fee for each meeting attended. The Chairman of the Board of Directors and the Chairman of the Audit Committee of the Board of Directors each receive an additional annual retainer in the amount of $20,000. These additional annual retainer amounts are paid for by the Fund on a pro-rata basis with ten other UBS funds where UBS A&Q is the investment adviser. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses.

     Other investment partnerships sponsored by UBS AG or its affiliates may also maintain investment interests in the Investment Funds owned by the Fund.

5.   ADMINISTRATION AND CUSTODY FEES

     PFPC Trust Company (the "Custodian"), which was renamed BNY Mellon Investment Servicing Trust Company effective July 1, 2011, provides custodial services for the Fund. The Custodian entered into a service agreement whereby The Bank of New York Mellon provides securities clearance functions, as needed.

     BNY Mellon Investment Servicing (US) Inc. ("BNY Mellon") serves as accounting and investor servicing agent to the Fund and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. BNY Mellon receives a monthly fee primarily based upon (i) the average members' capital of the Fund subject to a minimum monthly fee, and (ii) the aggregate members' capital of the Fund and certain other investment funds sponsored or advised by UBS AG, UBS Americas, Inc. or their affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by BNY Mellon.

     Effective March 26, 2010, the Custodian and BNY Mellon have agreed to a fee reduction for reimbursement of the Fund's line of credit commitment fees ("Fee Reduction") for a period of 364 days from November 1, 2010, the effective date of the Fund's line of credit agreement with State Street Bank and Trust Company ("Initial Term"). Based on the methodology within the agreement, the Custodian and BNY Mellon have agreed to waive $81,700 for the Fund over the Initial Term. For the six month period ended June 30, 2011, the Custodian and BNY Mellon waived $3,600 and $37,250, respectively, which is shown in aggregate as administration and custody fees waived on the Statement of Operations.

O'CONNOR FUND OF FUNDS: LONG/SHORT STRATEGIES LLC (FORMERLY UBS M2 FUND, L.L.C.)

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2011

6.   LOAN PAYABLE

     Effective November 1, 2010, the Fund, along with other UBS sponsored funds, entered into a one year, $250,000,000 committed, secured revolving line of credit with State Street Bank and Trust Company. The Fund is limited to $81,700,000 (the "Borrower Sublimit Amount") of the secured revolving line of credit with a maximum borrowing limit of 15% of the Fund's Members' Capital. The interest rate on the borrowing is the higher of (a) 1.50% above the Overnight LIBOR Rate and (b) 1.50% above the Federal Funds Rate, in each case as in effect from time to time. There is a commitment fee payable by the Fund, calculated at 25 basis points per annum of the Borrower Sublimit Amount not utilized.

     For the six month period ended June 30, 2011, the Fund's average interest rate paid on borrowings was 1.65% per annum and the average borrowings outstanding was $4,635,359. The Fund had no borrowings outstanding at June 30, 2011. Interest expense for the six month period ended June
     30, 2011 was $38,241 of which $23,415 was payable at June 30, 2011.

7.   INVESTMENTS

     As of June 30, 2011, the Fund had investments in Investment Funds, none of which were related parties.

     Aggregate purchases and proceeds from sales of investments for the six month period ended June 30, 2011 amounted to $110,529,851 and $213,477,786, respectively.

     The cost of investments for federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Investment
     Funds. The allocated taxable income is reported to the Fund by the Investment Funds on Schedule K-1. The tax basis of investments for 2011 will not be finalized by the Fund until after the fiscal year end.

     The agreements related to investments in Investment Funds provide for compensation to the general partners/managers in the form of management fees of 1.00% to 2.00% (per annum) of net assets and performance incentive fees and allocations ranging from 16.50% to 30.00% of net profits earned. One or more underlying fund investments have entered into a side pocket arrangement. Detailed information about the Investment Funds' portfolios is not available.

O'CONNOR FUND OF FUNDS: LONG/SHORT STRATEGIES LLC (FORMERLY UBS M2 FUND, L.L.C.)

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2011
8.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

     In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and equity swaps. The Fund's risk of loss in these Investment Funds is limited to the fair value of these investments.

9.   INDEMNIFICATION

     In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, the Fund believes that the likelihood of such an event is remote.

10.  SUBSEQUENT EVENTS

     As of June 30, 2011, the Fund had $88,598,596 of withdrawals payable. On July 21, 2011, the Fund paid $80,516,069. The remaining amount payable of $8,082,527 is scheduled to be paid in accordance with the terms of the Fund's June 30, 2011 tender offer.

O'Connor Fund of Funds: Long/Short Strategies LLC (FORMERLY UBS M2 FUND, L.L.C.)

                                               Schedule of Portfolio Investments
                                                                     (Unaudited)

                                                                   June 30, 2011


                                                                                                                       DOLLAR
                                                                 REALIZED                                             AMOUNT OF
                                                                   AND                                                  FAIR
                                                                UNREALIZED                                            VALUE FOR
                                                         % OF   GAIN/(LOSS)    INITIAL                  FIRST           FIRST
                                           FAIR         MEMBERS'  FROM       ACQUISITION               AVAILABLE       AVAILABLE
INVESTMENT FUND              COST          VALUE        CAPITAL INVESTMENTS     DATE     LIQUIDITY (A) REDEMPTION (B) REDEMPTION (B)
-----------------------      ------------- ------------ ------- ------------- ---------- ------------- -------------- --------------
EQUITY HEDGED
Anthion Partners L.P. (c)    $  30,000,000 $ 32,504,107  7.82    $  1,749,935  11/1/2010 Quarterly
Atlas Institutional Fund,
L.L.C. (c)                      25,000,000   24,925,800  6.00         (74,200)  5/1/2011 Quarterly
Bay Pond Partners,
L.P. (c)                        14,720,352   23,764,148  5.72      (1,137,991)  3/1/2008 Semi-Annually
Cadian Fund, L.P.,
Series A (c)                    10,000,000   10,557,150  2.54         557,150   4/1/2011 Quarterly
Cevian Capital II, L.P.,
Class B (c)                      5,855,198    8,426,658  2.03         291,761   7/1/2006 Annually
Cevian Capital II, L.P.,
Class C (c)                      9,132,659   14,479,627  3.49         464,886   7/1/2006 Annually
Eastern Advisor Fund,
L.P. (d)                         5,270,782    1,779,248  0.43        (452,427)  4/1/2004 N/A
Eastern Advisor Fund,
L.P. (d)                         1,284,774    3,835,640  0.92         244,615   4/1/2004 N/A
Jericho Capital Partners
L.P. (c)                        16,000,000   16,221,542  3.90         221,542   6/1/2011 Quarterly
JHL Capital Group Fund LLC,
Class C (c)                     17,000,000   17,199,980  4.14         199,980   1/1/2011 Quarterly
Meditor European Hedge
Fund (B) Limited (c)            22,396,124   27,681,416  6.66        (339,369)  5/1/2006 Monthly
Moore Emerging Equity
Long/Short Fund, Ltd. (c)       12,000,000   11,519,935  2.77        (480,065)  1/1/2011 Monthly
Pelham Long Short Fund
L.P. (c)                        20,000,000   21,850,763  5.26        (525,663)  5/1/2010 Monthly
Pershing Square, L.P. (c)       12,349,359   30,023,707  7.23         294,876   1/1/2005 Annually
Soroban Cayman Fund,
Ltd. (c)                        20,000,000   20,384,387  4.91         384,387   4/1/2011 Quarterly
Southpoint Qualified Fund,
L.P. (c)                        29,861,934   32,423,154  7.80       1,212,790   2/1/2008 Quarterly
Steel Partners Japan
Strategic Fund,
L.P.(c),(e),(f)                  2,892,521    1,627,792  0.39        (406,560)  1/1/2006 N/A
The Children's Investment
Fund, L.P.,  Class A (c)         3,090,252    5,354,654  1.29       3,170,891   4/1/2005 Every 3 Years
Tiger Asia L Holdings,
Ltd. SPV (e)                     2,303,648    2,566,670  0.62         267,318   3/1/2005 N/A
                             ------------- ------------ -----   -------------
  EQUITY HEDGED SUBTOTAL     $ 259,157,603 $307,126,378 73.92 % $  5,643,856

TRADING
Brevan Howard, L.P. (c)         17,776,158   18,468,296  4.44        580,817  11/1/2009  Monthly
Discovery Global Opportunity
Partners, L.P. (c)              25,000,000   24,767,041  5.96       (373,018) 11/1/2010  Semi-Annually
                             ------------- ------------ -----   -------------
TRADING SUBTOTAL             $  42,776,158 $ 43,235,337 10.40 % $    207,799

  Redeemed Investment Funds              -            -     -     (1,081,775)
                             ------------- ------------ -----   -------------
TOTAL                        $ 301,933,761 $350,361,715 84.32 % $  4,769,880
                             ============= ============ =====   =============

----------

(a) Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.

(b)  Investment Funds with no dates or amounts can be redeemed in full.

(c)  Investment Funds categorized as Level 2 investments.

(d) A portion or all of the Fund's interests in the Investment Fund are held in side pockets which have restricted liquidity.


(e) The Investment Fund is in liquidation. In addition to any redemption proceeds that may have already been received, the Fund will continue to receive proceeds periodically as the Investment Fund liquidates its underlying investments.

(f) The Investment fund is expected to be fully liquidated within twelve months.

Complete information about the Investment Funds' underlying investments is not readily available.

The following is a summary of the inputs used in valuing the Fund's investments at fair value. The inputs or methodology used for valuing the Fund's investments are not necessarily an indication of the risk associated with investing in those investments. The Fund's valuation procedures require evaluation of all relevant factors available at the time the Fund values its portfolio. These relevant factors include the individual Investment Funds' compliance with fair value measurements, price transparency and valuation procedures in place, and subscription and redemption activity.

    The preceding notes are an integral part of these financial statements.

O'Connor Fund of Funds: Long/Short Strategies LLC (FORMERLY UBS M2 FUND, L.L.C.)

                                                                     (Unaudited)

                                                                   June 30, 2011

The Fund's investments are categorized in three levels as disclosed below. Level 1 discloses the amount of investments where the values of those investments are based upon quoted prices in active markets for identical securities. Level 2 discloses the amount of investments where the Fund has the ability to redeem at net asset value as of the June 30, 2011 measurement date, or within one year of the measurement date. Level 3 discloses the amount of investments where the Fund does not have the ability to redeem at net asset value within one year of the June 30, 2011 measurement date. There were no transfers between Level 1 and Level 2 at June 30, 2011.

                                  ASSETS TABLE

                   TOTAL FAIR VALUE
                          AT                   LEVEL 1           LEVEL 2           LEVEL 3
DESCRIPTION         JUNE 30, 2011
                   --------------------------------------------------------------------------
Equity Hedged      $  307,126,378              $  -              $ 298,944,820    $ 8,181,558
Trading                43,235,337                 -                 43,235,337              -
                   --------------------------------------------------------------------------
TOTAL ASSETS       $  350,361,715              $  -              $ 342,180,157    $ 8,181,558
                   --------------------------------------------------------------------------

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

                                                                      CHANGE IN                           NET TRANSFERS
                                                                     UNREALIZED                             IN AND/OR
               BALANCE AS OF       STRATEGY        REALIZED GAIN / APPRECIATION /                           (OUT)OF    BALANCE AS OF
DESCRIPTION DECEMBER 31, 2010 RECLASSIFICATION *     (LOSS)         DEPRECIATION   PURCHASES       SALES    LEVEL 3    JUNE 30, 2011
------------------------------------------------------------------------------------------------------------------------------------
Equity Hedged   $         -   $ 6,910,499         $(501,758)       $ 561,264       $  1,456,691    $ (245,138)   $ -   $ 8,181,558
Long/Short Equity 6,910,499    (6,910,499)               -                -             -                  -       -              -
-----------------------------------------------------------------------------------------------------------------------------------
Total           $ 6,910,499    $        -         $(501,758)       $ 561,264       $  1,456,691    $ (245,138)  $ -    $ 8,181,558
------------------------------------------------------------------------------------------------------------------------------------

Net change in unrealized appreciation/depreciation on Level 3 assets still held as of June 30, 2011 is $561,264.

----------
* Effective June 30, 2011, the Fund's underlying fund investments were reclassified into new investment strategies. See Note 3a in Notes to Financial Statements for further description of the new investment strategies.

     The preceding notes are an integral part of these financial statements.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)  Not applicable.

(b) There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

         Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or
     15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)     O'Connor Fund of Funds: Long/Short Strategies LLC (formerly,
                 UBS M2 Fund, L.L.C.)

By (Signature and Title)*     /s/ William Ferri
                              ------------------------------------------
                              William Ferri, Principal Executive Officer

Date August 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ William Ferri
                              -----------------------------------------
                              William Ferri, Principal Executive Officer

Date August 26, 2011

By (Signature and Title)*     /s/ Robert Aufenanger
                              ----------------------------------------------
                              Robert Aufenanger, Principal Financial Officer

Date August 26, 2011

---------------
*   Print the name and title of each signing officer under his or her signature.